Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash and bank accounts	$ 2,316,842	$ 2,041,883
Short-term investments	30,269,510	49,089,109
Total cash and cash equivalents	$ 32,586,352	$ 51,130,992	$ 25,828,215	$ 29,058,093